Supplemental Cash Flow (Tables)	9 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Information Abstract
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]

	Nine Months Ended September 30,
	2012	2011

Interest paid	$62,150	$23,762

Income taxes paid	$2,405	$7,765